Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 Segment
Significant Accounting Policies [Line Items]
Liquid investments classified as Cash and cash equivalents, maturity period	3 months	3 months
Estimated future net revenues from proved reserves, discount rate	10.00%	10.00%
Collection of revenue, period	45 days	45 days
Number of segments		1
Armada Oil And Gas
Significant Accounting Policies [Line Items]
Acres of undeveloped land	1,280	1,280
Minimum
Significant Accounting Policies [Line Items]
Settlement period	30 days	30 days
Maximum
Significant Accounting Policies [Line Items]
Settlement period	60 days	60 days